Interest Expense Associated with Notes Payable (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Associated of Interest Expense [Line Items]
Interest expense	$ 192,989	$ 2,659	$ 82,905	$ 542,296
Interest expense, debt			82,905	182,642
Notes Payable
Associated of Interest Expense [Line Items]
Interest expense			82,905	323,708
Amortization of loan fees and discount, net of out of period adjustment (Note 12)			$ 0	$ (141,066)